Accumulated Other Comprehensive Income: Schedule of Accumulated Other Comprehensive Income (Loss) (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of Accumulated Other Comprehensive Income (Loss)

Accumulated
	Unrealized	Other
	Investment	Comprehensive
	Gains (Loss)	Income (Loss)
Balance, December 31, 2016	$ (323)	$ (323)
Change in unrealized holding gains, net of tax - $131	244	244

Balance, September 30, 2017	$ (79)	$ (79)

Balance, December 31, 2017	$ 11	$ 11
Change in unrealized holding (losses), net of tax (benefit) - ($157)	(592)	(592)
Effect of change for ASU 2018-02 (Note 2)	3	3

Balance, September 30, 2018	$ (578)	$ (578)